Appendix III: Debentures and Bonds - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 181	€ 204
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,631
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,149
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,862
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,938
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,350
Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18,779
Spain
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	35,859
Spain | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,523
Spain | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,654
Spain | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,965
Spain | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,576
Spain | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,155
Spain | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,986
Spain | Telefónica Europe, B.V.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,570
Spain | Telefónica Europe, B.V. | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,070
Spain | Telefónica Europe, B.V. | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Europe, B.V. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2019 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2019 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2020 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2020 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2021 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2021 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,570
Spain | Telefónica Europe, B.V. | Subsequent years | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,070
Spain | Telefónica Europe, B.V. | Subsequent years | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefónica Europe, B.V. | Fixed interest rate | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%
Spain | Telefónica Europe, B.V. | Fixed interest rate | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.875%
Spain | Telefónica Emisiones, S.A.U.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 33,689
Spain | Telefónica Emisiones, S.A.U. | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	559
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,746
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	55
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	873
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,750
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	726
Spain | Telefónica Emisiones, S.A.U. | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,222
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	447
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,310
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	782
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	133
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	655
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,400
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,350
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,310
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,746
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	175
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	437
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,091
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	655
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,523
Spain | Telefónica Emisiones, S.A.U. | 2019 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	873
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,750
Spain | Telefónica Emisiones, S.A.U. | 2019 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2019 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,654
Spain | Telefónica Emisiones, S.A.U. | 2020 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,222
Spain | Telefónica Emisiones, S.A.U. | 2020 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	782
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,200
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2020 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,365
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	55
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,310
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,576
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	726
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	133
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,400
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,155
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,500
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	655
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16,416
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	559
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,746
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	447
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,350
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,310
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,746
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	175
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	437
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,091
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	655
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 1,000
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.045%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.242%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JULY 15, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.877%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES NOVEMBER 11, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.693%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.289%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELE EMISIONES APRIL 2010
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.134%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.445%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.462%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES FEBRUARY 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.597%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.71%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.45%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.987%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.961%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.57%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MAY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.736%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.595%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.932%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.477%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.75%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.46%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.93%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.528%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.103%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.715%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.447%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.895%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.665%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.495%
Spain | Telefónica Emisiones, S.A.U. | Floating interest rate | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.83%
Spain | Telefónica Emisiones, S.A.U. | Floating interest rate | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.83%
Spain | Telefónica Emisiones, S.A.U. | Floating interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.40%
Spain | Telefónica Participaciones
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Spain | Telefónica Participaciones | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2019 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2020 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2021 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2022 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2023 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | Subsequent years | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,850
Outside of Parent Country | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	108
Outside of Parent Country | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	495
Outside of Parent Country | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	897
Outside of Parent Country | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,362
Outside of Parent Country | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	195
Outside of Parent Country | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	793
Outside of Parent Country | Telefónica Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	556
Outside of Parent Country | Telefónica Chile, S.A. | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica Chile, S.A. | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	60
Outside of Parent Country | Telefónica Chile, S.A. | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	437
Outside of Parent Country | Telefónica Chile, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica Chile, S.A. | 2019 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica Chile, S.A. | 2019 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2019 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	12
Outside of Parent Country | Telefónica Chile, S.A. | 2020 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2020 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	12
Outside of Parent Country | Telefónica Chile, S.A. | 2020 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica Chile, S.A. | 2021 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2021 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica Chile, S.A. | 2021 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	437
Outside of Parent Country | Telefónica Chile, S.A. | 2022 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2022 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2022 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	437
Outside of Parent Country | Telefónica Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.75%
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.875%
Outside of Parent Country | Telefónica Móviles Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 361
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	104
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	69
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	69
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	119
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2019 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2019 | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2019 | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2019 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	138
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2020 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2020 | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	69
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2020 | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	69
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2020 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	119
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	119
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	104
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	104
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond G
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.20%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.95%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%
Outside of Parent Country | Telefónica Finanzas México, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 89
Outside of Parent Country | Telefónica Finanzas México, S.A. | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	89
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2019 | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	89
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2020 | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	89
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2021 | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2022 | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | 2023 | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Finanzas México, S.A. | Subsequent years | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Finanzas México, S.A. | Fixed interest rate | T. Finanzas Mex 0710 FIX
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.07%
Outside of Parent Country | Telefónica del Perú, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 415
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	8
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	13
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	31
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	28
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	36
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	35
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21
Outside of Parent Country | Telefónica del Perú, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	39
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	13
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2019 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	28
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	28
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2020 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	8
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	62
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	36
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	193
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	31
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	35
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 21
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 7th Program (27th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.53125%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.65625%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.0625%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.34375%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.46875%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.28125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.625%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (12th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.6875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 5th Program (22nd Serie Ab)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.09375%
Outside of Parent Country | Telefônica Brasil, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 691
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	450
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	225
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	6
Outside of Parent Country | Telefônica Brasil, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	10
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2019 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2
Outside of Parent Country | Telefônica Brasil, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	228
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	225
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2020 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2
Outside of Parent Country | Telefônica Brasil, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	228
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	225
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2
Outside of Parent Country | Telefônica Brasil, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	225
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	225
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.24%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 638
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	638
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2019 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2020 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	638
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	638
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Fixed interest rate | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 1,100
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2019 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2019 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2020 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2020 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.375%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.75%